Inventories (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Long Term Inventory [Line Items]
Finished products, Systems at customer locations	$ 3,109	$ 4,612
Long-term inventory	2,107	1,979
Spare parts included in noncurrent inventory		1,326
Obsolescence provision	4,841	1,041
Provision for damages, obsolete, excess and slow-moving inventory		133
Amount of inventory write-down	$ 4,841	$ 1,174
Minimum [Member]
Long Term Inventory [Line Items]
Customer support, term	7 years
Maximum [Member]
Long Term Inventory [Line Items]
Customer support, term	10 years